Cover - shares	3 Months Ended
	Mar. 31, 2021	Jul. 19, 2021
Cover [Abstract]
Entity Registrant Name	Utilicraft Aerospace Industries, Inc.
Entity Central Index Key	0001334740
Document Type	10-Q/A
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--12-31
Entity Small Business	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	No
Document Period End Date	Mar. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2021
Entity Ex Transition Period	true
Entity Common Stock Shares Outstanding		329,396,652
Document Quarterly Report	true
Document Transition Report	false
Entity Interactive Data Current	No